Severance Indemnities and Pension Plans (Fair Value of Each Major Category of Plan Assets for Other Post Retirement Plan Investments) (Detail) - Foreign Offices and Subsidiaries [Member] - Other Benefits [Member] - JPY (¥)
¥ in Millions
		Mar. 31, 2018	Mar. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		¥ 14,674	¥ 22,055
Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		8,606	16,812
Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		6,068	5,243
Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Non-Japanese Government Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		2,523	2,516
Non-Japanese Government Bonds [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		2,523	2,516
Other Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		5,797	5,219
Other Debt Securities [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		5,797	5,219
Non-Japanese Marketable Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		7	18
Non-Japanese Marketable Equity Securities [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		7	18
Other Investment Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1]	6,082	14,294
Other Investment Funds [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1]	6,082	14,294
Other Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		265	8
Other Investments [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		1	2
Other Investments [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		¥ 264	¥ 6

[1]	Other investment funds mainly consist of mutual funds.